Liquidity risk - Reconciliation of Funding (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Deposits from banks	£ 3,085	£ 3,144
Debt securities in issue at amortised cost	52,100	45,300
Subordinated liabilities	8,020	7,211	£ 6,935
Total wholesale funding	69,600	62,600
Customer deposits	465,207	451,794
Sterling £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	17,100	16,200
US dollar £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	31,100	25,400
Euro £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	15,400	14,400
Other currencies £bn
Disclosure of credit risk exposure [line items]
Total wholesale funding	6,000	6,600
Included in funding analysis £bn
Disclosure of credit risk exposure [line items]
Deposits from banks	2,700	2,300
Debt securities in issue at amortised cost	57,700	51,600
Subordinated liabilities	9,200	8,700
Total wholesale funding	69,600	62,600
Customer deposits	465,200	451,800
Total	534,800	514,400
Cash collateral received £bn
Disclosure of credit risk exposure [line items]
Deposits from banks	400	600
Debt securities in issue at amortised cost	0	0
Subordinated liabilities	0	0
Total wholesale funding	400	600
Customer deposits	0	0
Total	400	600
Fair value and other accounting methods
Disclosure of credit risk exposure [line items]
Deposits from banks	0	200
Debt securities in issue at amortised cost	(5,600)	(6,300)
Subordinated liabilities	(1,200)	(1,500)
Customer deposits	£ 0	£ 0